UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6265

Nuveen Pennsylvania Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
	January 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.4% (0.3% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$ 1,031,300
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
	Education and Civic Organizations – 28.0% (18.0% of Total Investments)
2,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds,	3/10 at 101.00	BBB	2,007,720
	Chatham College, Series 1998A, 5.250%, 9/01/18
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	203,316
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
3,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/12 at 100.00	AA–	3,079,920
	Mellon University, Series 2002, 5.125%, 3/01/32
1,235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	1,113,871
	Morris University, Series 2006A, 4.750%, 2/15/26
2,000	Chester County Industrial Development Authority, Pennsylvania, Educational Facilities Revenue	1/12 at 100.00	A	2,031,840
	Bonds, Westtown School, Series 2002, 5.000%, 1/01/26 – AMBAC Insured
3,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Haverford College, Series 2000,	11/10 at 101.00	AA	3,095,130
	5.750%, 11/15/29
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,710	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A1	1,783,598
840	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A1	872,575
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
790	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	690,958
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	214,778
575	Harveys Lake General Municipal Authority, Pennsylvania, College Revenue Bonds, College of	5/10 at 100.00	N/R	560,228
	Misericordia Project, Series 1999, 6.000%, 5/01/19 – ACA Insured
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	N/R	650,924
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	N/R	610,851
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	572,154
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	N/R	531,885
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	N/R	495,716
1,515	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	N/R	1,282,478
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
355	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	320,814
	RAAI Insured
8,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Refunding Bonds,	11/11 at 100.00	A	8,007,360
	Series 2001, 5.000%, 12/15/30 – NPFG Insured
5,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aa3	5,300,350
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
4,600	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa3	4,710,400
	Higher Education, Series 2008AH, 5.000%, 6/15/33
1,435	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,380,987
	2006, 4.750%, 5/01/31
2,650	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	A+	2,668,418
	2007A, 5.000%, 5/01/37 – NPFG Insured
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series	7/11 at 100.00	N/R	4,711,800
	2001, 5.375%, 7/01/31 – RAAI Insured
3,870	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	A+	4,073,098
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	328,198
	University, Series 2002, 5.000%, 1/01/20
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA+	2,044,500
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
2,945	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	7/13 at 100.00	A–	3,000,513
	2003, 5.375%, 1/01/20 – RAAI Insured
785	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project,	11/15 at 100.00	A	806,093
	Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29 (UB)	9/15 at 100.00	AA	6,827,405
1,665	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	1,772,343
	Bucknell University, Series 2002A, 5.250%, 4/01/18
66,315	Total Education and Civic Organizations			65,750,221
	Health Care – 15.0% (9.6% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley
	General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Baa3	1,018,049
1,555	5.125%, 4/01/35	4/15 at 100.00	Baa3	1,291,661
1,300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Baa2	1,303,952
	Center Project, Series 2010A, 7.000%, 7/01/27
1,115	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/12 at 100.00	A3	1,153,780
	2002, 5.250%, 11/01/15 – AMBAC Insured
280	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	A3	249,962
	2007, 5.000%, 11/01/37 – CIFG Insured
1,890	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	1,949,308
	General Hospital Project, Series 2007A, 5.000%, 3/15/26
250	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/12 at 101.00	Baa2	237,003
	Hospital Project, Series 2002, 5.800%, 11/15/22
3,280	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AAA	3,253,038
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,272,350
	Series 2004A, 5.500%, 11/01/24
5,345	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AAA	5,451,312
	Series 2007, 5.000%, 11/01/30 – AGC Insured
	Lycoming County Athority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System
	Project, Series 2009:
3,000	5.500%, 7/01/28	7/19 at 100.00	BBB+	2,952,120
1,000	5.750%, 7/01/39	7/19 at 100.00	BBB+	979,120
710	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A–	663,360
	Series 2007, 5.125%, 1/01/37
1,000	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint	8/18 at 100.00	BBB+	969,310
	Luke’s Hospital Project, Series 2008A, 5.500%, 8/15/35
335	Pennsylvania Economic Development Financing Authority Health System Revenue Bonds Albert	No Opt. Call	A3	353,418
	Einstein Healthcare Network Issue, Series 2009A, 6.250%, 10/15/23
9,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	Aa3	9,276,930
	Series 2001A, 6.000%, 1/15/31
1,060	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System,	12/17 at 100.00	A+	682,640
	Series 2007, 1.001%, 12/01/31 – AMBAC Insured
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
525	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	450,938
370	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	315,177
1,500	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,	1/12 at 100.00	BBB	1,500,180
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32
35,915	Total Health Care			35,323,608
	Housing/Multifamily – 3.4% (2.2% of Total Investments)
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/17 at 100.00	BBB+	4,322,000
	Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured
3,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	BBB+	2,870,505
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured
800	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	647,608
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
160	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1992C,	2/10 at 100.00	A2	160,347
	7.125%, 8/01/13 (Alternative Minimum Tax)
9,260	Total Housing/Multifamily			8,000,460
	Housing/Single Family – 9.7% (6.2% of Total Investments)
2,395	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	2,373,373
	4.950%, 10/01/26 (Alternative Minimum Tax)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A:
1,695	5.150%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	1,660,592
1,690	5.150%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	1,655,693
9,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A,	10/15 at 100.00	AA+	8,618,310
	4.900%, 10/01/37 (Alternative Minimum Tax)
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,285,705
	4.600%, 10/01/27 (Alternative Minimum Tax)
2,065	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	1,956,133
	4.850%, 10/01/31 (Alternative Minimum Tax)
2,150	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2008-103-C,	10/17 at 100.00	AA+	2,233,055
	5.450%, 10/01/38
910	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A,	4/10 at 100.00	AAA	919,337
	6.250%, 10/01/28 (Alternative Minimum Tax)
2,125	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 2001B,	10/11 at 100.00	AAA	2,133,904
	5.450%, 10/01/32 (Alternative Minimum Tax)
23,385	Total Housing/Single Family			22,836,102
	Industrials – 4.5% (2.9% of Total Investments)
5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A2	5,057,300
	Project, Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)
5,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	No Opt. Call	A–	5,496,550
	2002, 5.500%, 7/01/12 – AMBAC Insured
10,000	Total Industrials			10,553,850
	Long-Term Care – 3.1% (2.0% of Total Investments)
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	1,473,675
	Ministries Project, Series 2009, 6.375%, 1/01/39
1,330	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	1,056,339
	Ministries, Series 2007, 5.000%, 1/01/36
1,500	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/12 at 100.00	BBB+	1,343,730
	Series 2003A, 5.000%, 12/01/26 – RAAI Insured
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,550	5.000%, 11/01/26	11/16 at 100.00	A	1,553,674
415	5.000%, 11/01/36	11/16 at 100.00	A	401,882
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	Baa1	1,439,370
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured
7,795	Total Long-Term Care			7,268,670
	Materials – 1.0% (0.7% of Total Investments)
1,260	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	1,220,134
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	5/10 at 101.00	N/R	1,225,823
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
3,010	Total Materials			2,445,957
	Tax Obligation/General – 27.2% (17.4% of Total Investments)
1,800	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-53, 5.250%, 11/01/20 –	5/11 at 100.00	A+	1,877,256
	FGIC Insured
3,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	A1	3,105,570
	of 2009, 5.000%, 8/01/29
6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	Aa2	6,898,800
	Series 2002, 5.750%, 7/01/17 (UB)
7,350	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000,	No Opt. Call	N/R	2,513,553
	0.000%, 9/01/30 – AMBAC Insured
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	5,028,450
	Philadelphia, Series 2006B, 5.000%, 6/01/33 – AGM Insured (UB)
4,830	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 13.586%, 3/01/27 (IF)	3/17 at 100.00	AA	5,499,148
1,500	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	AA	1,757,745
500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18	1/16 at 100.00	AA	581,400
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	Aa3	1,542,705
	6/01/34 – FGIC Insured
4,135	Pine-Richland School District, Pennsylvania, School Improvement General Obligation Bonds,	7/15 at 100.00	AAA	4,192,063
	Series 2005, 5.000%, 7/15/35 – AGM Insured
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AAA	3,497,820
	Bonds, Series 2002A, 5.500%, 9/01/15 – AGM Insured
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds,	4/16 at 100.00	A1	1,124,249
	Series 2006A, 5.000%, 4/01/22 – FGIC Insured
800	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	A	737,480
	5.000%, 9/15/33 – FGIC Insured
21,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	No Opt. Call	AAA	23,433,900
	District, Series 2003, 5.500%, 6/01/28 – AGM Insured (UB)
445	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	A	468,999
	District, Series 2003, 5.250%, 11/01/21 – FGIC Insured
1,465	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds,	4/12 at 100.00	AAA	1,566,495
	Series 2001A, 5.000%, 4/01/18 – AGM Insured
63,395	Total Tax Obligation/General			63,825,633
	Tax Obligation/Limited – 6.3% (4.0% of Total Investments)
3,500	Allegheny County Port Authority, Pennsylvania, Special Transportation Revenue Bonds, Series	3/11 at 101.00	A	3,537,870
	2001, 5.000%, 3/01/29 – FGIC Insured
2,140	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/18 at 100.00	AA	2,195,212
	5.000%, 12/01/32 – NPFG Insured
2,700	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	2,964,924
	11/15/17 – AGM Insured
4,000	Pittsburgh and Allegheny Counties Public Auditorium Authority, Pennsylvania, Sales Tax Revenue	2/10 at 101.00	N/R	3,848,080
	Bonds, Regional Asset District, Series 1999, 5.000%, 2/01/29 – AMBAC Insured
3,140	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	659,243
	0.000%, 7/01/32 – FGIC Insured
1,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,612,878
	2010A, 5.500%, 8/01/42 (WI/DD, Settling 2/09/10)
17,105	Total Tax Obligation/Limited			14,818,207
	Transportation – 12.7% (8.1% of Total Investments)
630	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	690,379
	Series 2003, 5.250%, 7/01/17
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley	5/10 at 100.00	Baa1	2,006,612
	Airport System, Series 2000A, 6.000%, 5/15/30 – NPFG Insured (Alternative Minimum Tax)
5,400	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB+	5,399,514
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)
6,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A2	4,173,774
	0.000%, 12/01/38
2,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 –	12/11 at 101.00	Aa3	2,229,744
	AMBAC Insured
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 – AMBAC Insured	6/16 at 100.00	Aa3	4,078,308
2,930	5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	3,102,577
5,000	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2001B, 5.250%, 6/15/31 – FGIC	6/11 at 101.00	A+	4,917,700
	Insured (Alternative Minimum Tax)
3,600	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG	6/15 at 100.00	A+	3,214,692
	Insured (Alternative Minimum Tax)
32,215	Total Transportation			29,813,300
	U.S. Guaranteed – 30.6% (19.6% of Total Investments) (4)
3,550	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-52, 5.250%, 11/01/23	5/11 at 100.00	A+ (4)	3,766,089
	(Pre-refunded 5/01/11) – FGIC Insured
1,320	Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2000C-53, 5.250%,	5/11 at 100.00	A+ (4)	1,398,104
	11/01/20 (Pre-refunded 5/01/11) – FGIC Insured
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue
	Bonds, Series 2001:
5,325	5.100%, 5/01/20 (Pre-refunded 11/01/11) – FGIC Insured	11/11 at 100.00	A3 (4)	5,732,576
1,465	5.100%, 5/01/21 (Pre-refunded 11/01/11) – FGIC Insured	11/11 at 100.00	A3 (4)	1,577,131
1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	A3 (4)	1,628,130
	Bonds, Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured
5,000	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2001A, 5.200%, 12/01/30	12/11 at 100.00	A (4)	5,404,100
	(Pre-refunded 12/01/11) – MBIA Insured
6,275	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds,	2/12 at 100.00	A (4)	6,878,216
	Series 2002, 5.375%, 2/15/18 (Pre-refunded 2/15/12) – FGIC Insured
1,125	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	AAA	1,293,300
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
680	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1 (4)	754,079
	University, Series 2002, 5.000%, 1/01/20 (Pre-refunded 1/01/13)
10,935	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series	10/11 at 101.00	AAA	11,879,237
	2001B, 5.250%, 10/01/30 (Pre-refunded 10/01/11) – AGM Insured
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
510	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	588,989
860	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	999,922
650	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	Aaa	802,698
	MBIA Insured (ETM)
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A:
5,525	5.375%, 11/01/20 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A (4)	6,191,702
3,185	5.000%, 11/01/31 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A (4)	3,536,911
6,100	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/11 at 100.00	A+ (4)	6,559,147
	2001, 5.250%, 9/15/30 (Pre-refunded 9/15/11) – FGIC Insured
1,615	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital,	7/12 at 100.00	N/R (4)	1,768,441
	Series 2002A, 5.250%, 7/01/13 (Pre-refunded 7/01/12) – AMBAC Insured
960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	1,120,790
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
2,000	Sto Rox School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	12/10 at 100.00	A (4)	2,096,960
	2000, 5.800%, 6/15/30 (Pre-refunded 12/15/10) – MBIA Insured
3,000	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue	11/15 at 100.00	N/R (4)	3,675,690
	Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured
3,375	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	AAA	4,196,543
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)
64,855	Total U.S. Guaranteed			71,848,755
	Utilities – 6.3% (4.1% of Total Investments)
1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB	1,312,663
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
610	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	610,073
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
1,430	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	A	1,413,512
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	720,475
	5.000%, 9/01/26 – AGM Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/13 at 100.00	AAA	2,152,600
	2003, 5.375%, 7/01/19 – AGM Insured
5,490	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	Baa2	4,915,691
	AMBAC Insured
3,700	York County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	3/12 at 101.00	Baa1	3,773,149
	Refunding Bonds, PSEG Power Project, Series 2001A, 5.500%, 9/01/20
15,180	Total Utilities			14,898,163
	Water and Sewer – 7.6% (4.9% of Total Investments)
1,600	Luzerne County Industrial Development Authority, Water Facility Revenue Refunding Bonds,	12/19 at 100.00	A	1,624,160
	Pennsylvania American Water Company Water Facilities, Series 2009, 5.500%, 12/01/39
2,100	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A	2,155,440
	5.000%, 12/01/21 – NPFG Insured
2,205	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,321,733
	Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured
5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue	10/12 at 100.00	AA–	5,009,449
	Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured
	(Alternative Minimum Tax)
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	2,068,059
	2004, 5.000%, 7/15/22 – AGM Insured
500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	Baa3	513,729
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
1,815	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%,	11/12 at 100.00	A	1,829,247
	11/01/31 – FGIC Insured
2,150	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	2,252,726
	7/01/23 – AGM Insured
17,370	Total Water and Sewer			17,774,543
$ 366,800	Total Investments (cost $358,882,137) – 155.8%			366,188,769
	Floating Rate Obligations – (11.4)%			(26,820,000)
	Other Assets Less Liabilities – 3.2%			7,349,376
	Preferred Shares, at Liquidation Value – (47.6)% (5)			(111,750,000)
	Net Assets Applicable to Common Shares – 100%			$ 234,968,145

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$366,188,769	$ —	$366,188,769

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $332,527,803.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$14,690,353
Depreciation	(7,849,593)
Net unrealized appreciation (depreciation) of investments	$ 6,840,760

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Investment Quality Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 1, 2010